Document and Entity Information	0 Months Ended
Mar. 19, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar 19, 2013
Registrant Name	US GLOBAL INVESTORS FUNDS
Central Index Key	0000101507
Amendment Flag	false
Document Creation Date	Mar 19, 2013
Document Effective Date	Mar 19, 2013
Prospectus Date	May 1, 2012
All American Equity Fund | All American Equity Fund | All American Equity Fund
Risk/Return:
Trading Symbol	GBTFX
Holmes Growth Fund | Holmes Growth Fund | Holmes Growth Fund
Risk/Return:
Trading Symbol	ACBGX
MegaTrends Fund | MegaTrends Fund | Investors Class Shares
Risk/Return:
Trading Symbol	MEGAX
MegaTrends Fund | MegaTrends Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	MEGIX
Gold and Precious Metals Fund | Gold and Precious Metals Fund | Gold and Precious Metals Fund
Risk/Return:
Trading Symbol	USERX
World Precious Minerals Fund | World Precious Minerals Fund | World Precious Minerals Fund
Risk/Return:
Trading Symbol	UNWPX
World Precious Minerals Fund | World Precious Minerals Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	UNWIX
Global Resources Fund | Global Resources Fund | Global Resources Fund
Risk/Return:
Trading Symbol	PSPFX
Global Resources Fund | Global Resources Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	PIPFX
Emerging Europe Fund | Emerging Europe Fund | Eastern European Fund
Risk/Return:
Trading Symbol	EUROX
Global Emerging Markets Fund | Global Emerging Markets Fund | Global Emerging Markets Fund
Risk/Return:
Trading Symbol	GEMFX
China Region Fund | China Region Fund | China Region Fund
Risk/Return:
Trading Symbol	USCOX

All American Equity Fund | All American Equity Fund
All American Equity Fund

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Label	Element	Value
All American Equity Fund | All American Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

Risk/Return [Heading]	rr_RiskReturnHeading	All American Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Holmes Growth Fund | Holmes Growth Fund
Holmes Growth Fund

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Label	Element	Value
Holmes Growth Fund | Holmes Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

Risk/Return [Heading]	rr_RiskReturnHeading	Holmes Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

MegaTrends Fund | MegaTrends Fund
MegaTrends Fund

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Label	Element	Value
MegaTrends Fund | MegaTrends Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

Risk/Return [Heading]	rr_RiskReturnHeading	MegaTrends Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Gold and Precious Metals Fund | Gold and Precious Metals Fund
Gold and Precious Metals Fund

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Label	Element	Value
Gold and Precious Metals Fund | Gold and Precious Metals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

Risk/Return [Heading]	rr_RiskReturnHeading	Gold and Precious Metals Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

World Precious Minerals Fund | World Precious Minerals Fund
World Precious Minerals Fund

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Label	Element	Value
World Precious Minerals Fund | World Precious Minerals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

Risk/Return [Heading]	rr_RiskReturnHeading	World Precious Minerals Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Global Resources Fund | Global Resources Fund
Global Resources Fund

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Label	Element	Value
Global Resources Fund | Global Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

Risk/Return [Heading]	rr_RiskReturnHeading	Global Resources Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Emerging Europe Fund | Emerging Europe Fund
Emerging Europe Fund

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

EMERGING EUROPE FUND (formerly known as the Eastern European Fund):

The Eastern European Fund is now known as the Emerging Europe Fund. All references to the “Eastern European Fund” should be replaced with “Emerging Europe Fund.”

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Label	Element	Value
Emerging Europe Fund | Emerging Europe Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

EMERGING EUROPE FUND (formerly known as the Eastern European Fund):

The Eastern European Fund is now known as the Emerging Europe Fund. All references to the “Eastern European Fund” should be replaced with “Emerging Europe Fund.”

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Europe Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Global Emerging Markets Fund | Global Emerging Markets Fund
Global Emerging Markets Fund

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Label	Element	Value
Global Emerging Markets Fund | Global Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

Risk/Return [Heading]	rr_RiskReturnHeading	Global Emerging Markets Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

China Region Fund | China Region Fund
China Region Fund

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

Label	Element	Value
China Region Fund | China Region Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Growth Fund

MegaTrends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund (formerly known as the Eastern European Fund)

Global Emerging Markets Fund

China Region Fund

Investor Class Shares

SUPPLEMENT DATED MARCH 19, 2013

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED MAY 1, 2012

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EMERGING EUROPE FUND, GLOBAL EMERGING MARKETS FUND, AND CHINA REGION FUND:

Risk/Return [Heading]	rr_RiskReturnHeading	China Region Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the U.S. Global Investors Funds approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less).

MegaTrends Fund | MegaTrends Fund
MegaTrends Fund
U.S. GLOBAL INVESTORS FUNDS MegaTrends Fund World Precious Minerals Fund Global Resources Fund Institutional Class Shares SUPPLEMENT DATED MARCH 19, 2013 TO THE PROSPECTUS DATED MAY 1, 2012

The minimum initial investment in each fund has been reduced from $5 million to $1 million.

The Board of Trustees of the U.S. Global Investors Funds (the “Trust”) approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less). In connection with this change, the Board also approved an amendment to the Trust’s valuation polices to increase the frequency with which the Trust utilizes a systematic fair valuation model provided by an independent third party to value foreign securities.

Label	Element	Value
MegaTrends Fund | MegaTrends Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock	U.S. GLOBAL INVESTORS FUNDS MegaTrends Fund World Precious Minerals Fund Global Resources Fund Institutional Class Shares SUPPLEMENT DATED MARCH 19, 2013 TO THE PROSPECTUS DATED MAY 1, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	MegaTrends Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The minimum initial investment in each fund has been reduced from $5 million to $1 million.

The Board of Trustees of the U.S. Global Investors Funds (the “Trust”) approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less). In connection with this change, the Board also approved an amendment to the Trust’s valuation polices to increase the frequency with which the Trust utilizes a systematic fair valuation model provided by an independent third party to value foreign securities.

World Precious Minerals Fund | World Precious Minerals Fund
World Precious Minerals Fund
U.S. GLOBAL INVESTORS FUNDS MegaTrends Fund World Precious Minerals Fund Global Resources Fund Institutional Class Shares SUPPLEMENT DATED MARCH 19, 2013 TO THE PROSPECTUS DATED MAY 1, 2012

The minimum initial investment in each fund has been reduced from $5 million to $1 million.

The Board of Trustees of the U.S. Global Investors Funds (the “Trust”) approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less). In connection with this change, the Board also approved an amendment to the Trust’s valuation polices to increase the frequency with which the Trust utilizes a systematic fair valuation model provided by an independent third party to value foreign securities.

Label	Element	Value
World Precious Minerals Fund | World Precious Minerals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock	U.S. GLOBAL INVESTORS FUNDS MegaTrends Fund World Precious Minerals Fund Global Resources Fund Institutional Class Shares SUPPLEMENT DATED MARCH 19, 2013 TO THE PROSPECTUS DATED MAY 1, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	World Precious Minerals Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The minimum initial investment in each fund has been reduced from $5 million to $1 million.

The Board of Trustees of the U.S. Global Investors Funds (the “Trust”) approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less). In connection with this change, the Board also approved an amendment to the Trust’s valuation polices to increase the frequency with which the Trust utilizes a systematic fair valuation model provided by an independent third party to value foreign securities.

Global Resources Fund | Global Resources Fund
Global Resources Fund
U.S. GLOBAL INVESTORS FUNDS MegaTrends Fund World Precious Minerals Fund Global Resources Fund Institutional Class Shares SUPPLEMENT DATED MARCH 19, 2013 TO THE PROSPECTUS DATED MAY 1, 2012

The minimum initial investment in each fund has been reduced from $5 million to $1 million.

The Board of Trustees of the U.S. Global Investors Funds (the “Trust”) approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less). In connection with this change, the Board also approved an amendment to the Trust’s valuation polices to increase the frequency with which the Trust utilizes a systematic fair valuation model provided by an independent third party to value foreign securities.

Label	Element	Value
Global Resources Fund | Global Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000101507_SupplementTextBlock	U.S. GLOBAL INVESTORS FUNDS MegaTrends Fund World Precious Minerals Fund Global Resources Fund Institutional Class Shares SUPPLEMENT DATED MARCH 19, 2013 TO THE PROSPECTUS DATED MAY 1, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	Global Resources Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The minimum initial investment in each fund has been reduced from $5 million to $1 million.

The Board of Trustees of the U.S. Global Investors Funds (the “Trust”) approved a reduction in each fund’s redemption fee to 0.05% (as a percentage of amount redeemed, as applicable, on fund shares held 7 days or less). In connection with this change, the Board also approved an amendment to the Trust’s valuation polices to increase the frequency with which the Trust utilizes a systematic fair valuation model provided by an independent third party to value foreign securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012